Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 63,602
2027	47,449
2028	25,715
2029	1,632
2030	1,632
Thereafter	4,173
Total	$ 144,203	$ 115,539